Summary of significant accounting policies (Details Narrative)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 CNY (¥)
Product Information [Line Items]
Impairment of long-lived assets	$ 0	$ 0
Cash, FDIC Insured Amount			$ 100,000	$ 500,000	¥ 500,000
Time Deposits	$ 12,000,000
Deposit Liabilities, Description	Berkat Mandiri Bersatu Cooperative. The deposit had an initial term of three months with an interest rate of 6% per annum, and was subsequently renewed with a maturity date of October 3, 2026. This time deposit is not insured by any government authorities.
Impairment loss operating lease right-of-use assets	$ 0	0
Dilutive securities	$ 0	$ 0
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage		11.05%